Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,217,480.00
Previously Paid Amount	0.00
Total Fee Amount	2,377.73
Total Offset Amount	0.00
Net Fee	2,377.73
Narrative - Max Aggregate Offering Price	$ 17,217,480.00
Final Prospectus	true